Derivative Instruments - Summary of Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value of Derivative Instruments
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and debt expense
Interest Rate Swap | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized (gains) losses	$ 8,194	$ 14,545
Other Comprehensive Income (Loss) | Interest Rate Swap | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Unrealized (gains) losses	(16,109)	37,690
Debt termination expense | Interest Rate Swap | Not Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized loss on derivative instruments, net	$ (2)	$ 46